Employee Benefits - Reconciliation of the changes in the pension plans defined benefit obligations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	$ (2.8)	$ (3.0)
Interest cost	3.1	4.0
Past service cost (gain)	4.3	(0.8)
Canada [member] | Pension defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation at beginning of year	(381.6)	(430.7)
Current service cost	(2.8)	(3.0)
Interest cost	(13.2)	(11.9)
Past service cost (gain)	(4.3)	0.8
Actuarial gains from changes in financial assumptions	65.2	41.8
Actuarial gains (losses) from experience adjustments	0.0	5.4
Benefits paid	15.5	16.0
Effect of foreign currency exchange rate changes	0.0	0.0
Defined benefit obligation at end of year	(321.2)	(381.6)
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	(2.4)	(2.7)
Interest cost	1.5	0.9
Past service cost (gain)	0.0	0.0
Foreign [member] | Pension defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation at beginning of year	(131.5)	(153.1)
Current service cost	(2.4)	(2.7)
Interest cost	(1.5)	(0.9)
Past service cost (gain)	0.0	0.0
Actuarial gains from changes in financial assumptions	29.5	11.2
Actuarial gains (losses) from experience adjustments	(4.8)	(2.8)
Benefits paid	5.4	5.2
Effect of foreign currency exchange rate changes	0.9	11.6
Defined benefit obligation at end of year	$ (104.4)	$ (131.5)